Earnings per share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
EARNINGS (LOSSES) PER SHARE
Net income (loss) attributable to iPower Inc.	$ 1,016,082	$ (1,530,534)	$ (2,185,261)	$ (9,003,349)
Weighted-average shares used in computing basic earnings per share	29,821,811	29,730,914	29,791,990	29,702,014
Weighted-average shares used in computing diluted earnings per share	29,821,811	29,730,914	29,791,990	29,702,014
Earnings (losses) per share of ordinary shares - basic	$ 0.03	$ (0.05)	$ (0.07)	$ (0.30)
Earnings (losses) per share of ordinary shares - diluted	$ 0.03	$ (0.05)	$ (0.07)	$ (0.30)